Summary of significant accounting policies (Details 4)	12 Months Ended
	Mar. 31, 2015 CNY (¥) ¥ / $ shares	Mar. 31, 2014 CNY (¥) shares	Mar. 31, 2013 CNY (¥)
Investment in equity investees
Period of time within which results of equity method earnings are recognized in arrears	3 months
Impairment charges of cost method investments	¥ 419,000,000	¥ 119,000,000	¥ 245,000,000
Impairment charges of equity method investments	¥ 438,000,000	¥ 0	0
Treasury shares
Number of ordinary shares included in treasury shares account | shares	28,245,662	33,000,000
Statutory reserves
Percentage of after-tax profit from subsidiaries incorporated in the PRC required to be appropriated to the statutory reserves	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Convenience translation
Convenience exchange rate (RMB to USD) | ¥ / $	6.1990
PRC
Statutory reserves
Appropriation to statutory reserves	¥ 267,000,000	¥ 1,137,000,000	241,000,000
Appropriation to the enterprise expansion fund and staff welfare and bonus fund	0	0	0
Interest rate swaps
Interest rate swaps
Loss recorded in consolidated income statements upon termination of the interest rate swaps contracts	59,000,000
Gain (loss) on the fair value change of the interest rate swaps not qualified for hedge accounting	¥ (43,000,000)	¥ 102,000,000	¥ 0